Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2017
Land use rights, net
Schedule of land use rights, net
	As of December 31,
	2016	2017
	RMB	RMB
Land use rights	2,567,271	7,254,974
Less: Accumulated amortization	(119,760)	(204,165)

Net book value	2,447,511	7,050,809

Schedule of amortization expenses related to the land use rights for future periods
	For the year ending December 31,
	2018	2019	2020	2021	2022	2023 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	146,238	146,238	146,238	146,238	146,238	6,319,619